Leases	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases
9.	Leases
Operating Leases
The Company leases certain office space and stand-alone buildings which are recognized as operating lease right-of-use
(“ROU”) assets and operating lease liabilities in the consolidated balance sheets. Lease liabilities represent the Company’s liability to make lease payments under these leases, on a discounted basis. For leases with renewal options available, the Company evaluates each lease to determine if exercise of the renewal option is reasonably certain. As of March 31, 2022, the Company’s operating lease ROU asset and operating lease liability totaled $10.7 million and $10.6 million, respectively.
In order to calculate its ROU assets and lease liabilities, ASC Topic 842 requires the Company to use the rate of interest implicit in the lease when readily determinable. If the rate implicit in the lease is not readily determinable, the Company is required to use its incremental borrowing rate, which is the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term in a similar economic environment. The Company was unable to determine the implicit interest rate in any of the leases and therefore used its incremental borrowing rate.
As of March 31, 2022, the weighted-average discount rate for the Company’s operating leases was 4.00%. The Company’s lease terms range from six months to one hundred twenty months. The weighted-average remaining term of the leases was 9.2 years.

Lease costs for the period shown below were as follows:

(Dollars in thousands)	March 31, 2022
Operating lease cost	$600
Short-term lease cost	191

Total lease cost	$791

Total operating lease expense for the three months ended March 31, 2022 and 2021 was $791,000 and $300,000, respectively.
A schedule of the Company’s lease liabilities by contractual maturity for operating leases with initial or remaining terms in excess of one year for each year through 2027 and thereafter is presented below:

(Dollars in thousands)	March 31, 2022
2022 (nine months remaining)	$1,197
2023	1,926
2024	2,144
2025	2,133
2026	2,179
2027 and thereafter	11,840

Total undiscounted lease liability	21,419
Less:
Discount on cash flows	(2,121)
Lease signed, but not yet commenced	(8,669)

Total operating lease liability	$10,629